General Government
Securities Money
Market Fund

SEMIANNUAL REPORT
May 31, 2001

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                             8   Statement of Assets and Liabilities

                             9   Statement of Operations

                            10   Statement of Changes in Net Assets

                            11   Financial Highlights

                            13   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                  General Government Securities
                                                              Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We present this semiannual report for General Government Securities Money Market Fund, covering the six-month period from December 1, 2000 through May 31, 2001. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Bernard W. Kiernan, Jr.

While the past six months have been difficult for the U.S. economy, we have recently seen signs that improvement may be in sight. The Federal Reserve Board' s aggressive easing of monetary policy produced a 2.5 percentage-point drop in short-term interest rates, a move designed to stimulate economic growth by reducing borrowing costs for corporations and consumers. Passage of a $1.3 trillion federal tax cut should further stimulate economic growth, as should reduced inventories of products on manufacturers' shelves. Based on these and other factors, we believe that the current economic slowdown should give way to renewed economic growth later this year.

The implications of this economic scenario may be positive for the money markets, which may produce higher yields if the economy gains momentum. Even in the recent low interest-rate environment, money markets served investors well by effectively sheltering assets from the volatility that roiled the stock and high yield bond markets when economic conditions deteriorated earlier this year.

Of course, our economic perspectives may change as new information becomes available. We encourage you to contact your financial advisor for information about ways to refine your investment strategies in the current environment. For additional market perspectives, point your web browser to www.dreyfus.com and go to the Market Commentary section.

Thank you for your continued confidence and support.

Sincerely,

/s/Stephen E. Canter
Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2001

2


DISCUSSION OF FUND PERFORMANCE

Bernard W. Kiernan, Jr., Portfolio Manager

How did General Government Securities Money Market Fund perform during the period?

For the six-month period ended May 31, 2001, the fund produced an annualized yield of 4.99% for Class A shares and 4.75% for Class B shares. Taking into account the effects of compounding, the fund produced an annualized effective yield of 5.10% for Class A shares and 4.86% for Class B shares.(1)

What is the fund's investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, as well as repurchase agreements in respect of these securities.

What other factors influenced the fund's performance?

The U.S. economy was already showing signs of slowing when the reporting period began in December 2000, primarily in response to steps taken by the Federal Reserve Board (the "Fed" ), which attempted to relieve potential inflationary pressures by increasing short-term interest rates several times in 1999 and 2000.

The short-term markets responded to the signs of a slowing economy with lower yields and the Fed held monetary policy steady, choosing not to raise rates further during 2000. At its December 2000 meeting, the Fed began to suggest that the greater threat facing the economy was recession, not inflation. As a result, many investors came to believe that the Fed' s next move would be an interest-rate cut.

Those expectations were quickly realized when the Fed reduced interest rates by 50 basis points on January 3, 2001, between meetings of the Federal Open Market Committee ("FOMC"). The Fed apparently
                                                                      The Fund 3


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

was reacting to weak retail sales, diminishing consumer confidence and softening manufacturing activity, which were threatening to push the economy into recession. During the last week of January, the Fed cut interest rates by another 50 basis points; however, the market did not respond favorably to this news, because short-term market yields had already discounted a significant rate reduction.

In February, better than expected employment data also did little to reassure investors, who widely expected the Fed to reduce interest rates again at the FOMC meeting in March. Indeed, the Fed cut rates by another 50 basis points at the March meeting, in April between regularly scheduled FOMC meetings and again in mid-May. So far in 2001, the Fed has reduced interest rates a total of 250 basis points, and short-term taxable market yields have declined commensurately

Throughout the reporting period, we consistently maintained a long weighted average maturity for the fund. This position was designed to maintain then current yields for a longer time while interest rates declined.

What is the fund's current strategy?

Despite signs that the economic slowdown may be leveling off, we believe that the Fed is likely to continue to lower interest rates at its June meeting in an attempt to keep the economy out of recession.

Other statistical evidence has been mixed. As the employment situation continues to worsen consumer spending remains an area of strength. Also, at an annual growth rate of 1.2%, first-quarter 2001 productivity posted its biggest decrease since the early 1990s. While the drop was larger than expected, the overall growth trend in productivity has been high, so the market was not overly concerned. Also on the positive side, housing sales have been stronger than many analysts expected, due in large part to lower mortgage rates. In addition, consumer confidence appears to have picked up recently.

4

In our view, the evidence to date suggests that the Fed will likely continue to be aggressive in its efforts to return the economy to more solid footing. By maintaining a long weighted average maturity, we believe the fund is well positioned for such a scenario. Of course, we continue to look for events that may affect the short-term taxable markets and will respond if and as we deem appropriate.

June 15, 2001

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. YIELDS PROVIDED FOR THE FUND'S CLASS B SHARES REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S CLASS B YIELDS WOULD HAVE BEEN LOWER. WITHOUT THE FUND'S EXPENSE ABSORPTION, THE FUND'S CLASS B SHARES WOULD HAVE PRODUCED AN ANNUALIZED NET YIELD OF 4.72% AND AN ANNUALIZED EFFECTIVE NET YIELD OF 4.83%.

                                                             The Fund  5

STATEMENT OF INVESTMENTS

May 31, 2001 (Unaudited)

STATEMENT OF INVESTMENTS

                                                                          Annualized
                                                                            Yield on
                                                                             Date of              Principal
U.S. GOVERNMENT AGENCIES--105.9%                                         Purchase (%)            Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Federal Farm Credit Bank, Discount Notes

  8/7/2001                                                                       4.15            18,000,000             17,862,650

  8/9/2001                                                                       4.15            30,000,000             29,764,250

  8/10/2001                                                                      4.15             8,000,000              7,936,222

  3/13/2002                                                                      4.58            23,900,000             23,071,268

  3/15/2002                                                                      4.41            25,000,000             24,156,938

Federal Farm Credit Bank, Consolidated Systemwide

 Floating Rate Notes

     8/22/2001                                                                   4.00  (a)       50,000,000             49,997,288

     12/4/2001                                                                   4.02  (a)       50,000,000             49,995,108

     3/1/2002                                                                    3.99  (a)       50,000,000             49,994,675

     3/13/2002                                                                   4.01  (a)       80,000,000             79,981,998

     6/21/2002                                                                   4.08  (a)       25,000,000             24,995,122

     6/2/2003                                                                    4.00  (a)       50,000,000             49,975,650

Federal Home Loan Banks, Discount Notes

  6/1/2001                                                                       4.05           130,000,000            130,000,000

  6/15/2001                                                                      6.93            36,000,000             35,909,280

  7/11/2001                                                                      5.25            50,000,000             49,715,833

  3/8/2002                                                                       4.58            16,259,000             15,705,110

  5/8/2002                                                                       4.11            10,951,000             10,541,265

Federal Home Loan Banks, Notes

  11/15/2001                                                                     5.81            31,730,000             31,733,472

  12/7/2001                                                                      6.17            50,000,000             50,001,823

  2/1/2002                                                                       4.60            46,550,000             47,154,648

  5/15/2002                                                                      3.97            16,000,000             16,461,595

  6/6/2002                                                                       4.04            50,000,000             50,000,000

Federal Home Loan Mortgage Corporation,

 Discount Notes

     6/21/2001                                                                   6.91            21,770,000             21,691,809

     7/19/2001                                                                   6.85            50,000,000             49,572,667

     3/15/2002                                                                   4.20            21,040,000             20,360,671

Federal National Mortgage Association,

 Discount Notes

     6/6/2001                                                                    6.91            21,213,000             21,193,908

     8/9/2001                                                                    5.06            25,000,000             24,763,292

     10/15/2001                                                                  6.45            30,520,000             30,515,601

     1/18/2002                                                                   5.40            25,000,000             24,995,042

     2/8/2002                                                                    4.52            20,345,000             19,726,919

     4/5/2002                                                                    4.49            25,000,000             24,080,278
6


                                                                           Annualized
                                                                            Yield on
                                                                             Date of             Principal
U.S. GOVERNMENT AGENCIES (CONTINUED)                                     Purchase (%)            Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Federal National Mortgage Association,

 Floating Rate Notes

     6/7/2001                                                                    4.07  (a)       50,000,000             49,999,319

     10/4/2001                                                                   4.03  (a)      100,000,000             99,979,952

     11/5/2001                                                                   4.05  (a)      100,000,000             99,987,605

     4/3/2001                                                                    3.98  (a)      100,000,000             99,991,268

     5/7/2003                                                                    4.00  (a)       50,000,000             49,979,235

Student Loan Marketing Association, Discount Notes

  6/1/2001                                                                       4.05            18,000,000             18,000,000

TOTAL U.S. GOVERNMENT AGENCIES

  (cost $1,499,791,761)                                                                                              1,499,791,761
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--.6%
------------------------------------------------------------------------------------------------------------------------------------

Barclays Capital Corp.

 dated 5/31/2001, due 6/1/2001 in the amount

 of $8,300,899 (fully collateralized by

 $8,505,000 U.S. Treasury Bills,

  due 8/31/2001, value $8,424,492)
  (cost $8,300,000)                                                              3.90             8,300,000              8,300,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $1,508,091,761)                                                              106.5%          1,508,091,761

LIABILITIES, LESS CASH AND RECEIVABLES                                                               (6.5%)            (91,717,445)

NET ASSETS                                                                                           100.0%          1,416,374,316

(A)  THE INTEREST RATE, WHICH WILL CHANGE PERIODICALLY, IS BASED ON THE BANK'S
     PRIME RATE.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                     The Fund  7

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2001 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--
   See Statement of Investments--Note 1(b)          1,508,091,761 1,508,091,761

Cash                                                                   996,868

Interest receivable                                                  8,245,466

Prepaid expenses and other assets                                       64,954

                                                                 1,517,399,049
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           958,995

Payable for investment securities purchased                          99,975,650

Accrued expenses                                                         90,088

                                                                    101,024,733
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    1,416,374,316
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                   1,416,545,769

Accumulated net realized gain (loss) on investments                   (171,453)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    1,416,374,316

NET ASSET VALUE PER SHARE

                                                          Class A      Class B
--------------------------------------------------------------------------------

Net Assets ($)                                        697,173,898  719,200,418

Shares Outstanding                                    697,310,341  719,235,428
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                1.00        1.00

SEE NOTES TO FINANCIAL STATEMENTS.

8

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2001 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                     35,379,904

EXPENSES:

Management fee--Note 2(a)                                            3,094,654

Distribution fees--Note 2(b)                                         1,237,862

Shareholder servicing costs--Note 2(c)                               1,068,775

Custodian fees                                                          58,953

Registration fees                                                       46,821

Directors' fees and expenses--Note 2(d)                                 21,248

Professional fees                                                       18,507

Prospectus and shareholders' reports                                    15,664

Miscellaneous                                                            3,741

TOTAL EXPENSES                                                       5,566,225

Less--reduction in shareholder servicing costs
  due to undertaking--Note 2(c)                                       (99,157)

NET EXPENSES                                                         5,467,068

INVESTMENT INCOME--NET                                              29,912,836
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($)                  54,650

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                29,967,486

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                     The Fund  9


STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                             May 31, 2001           Year Ended
                                              (Unaudited)    November 30, 2000
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         29,912,836           66,778,540

Net realized gain (loss) on investments            54,650              (41,869)

NET INCREASE (DECREASE) IN NET ASSETS

   RESULTING FROM OPERATIONS                   29,967,486           66,736,671
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                               (15,087,285)         (33,189,687)

Class B shares                               (14,825,551)         (33,588,853)

TOTAL DIVIDENDS                              (29,912,836)         (66,778,540)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

Class A shares                              3,000,155,469       6,023,068,435

Class B shares                              1,086,247,302       3,404,207,605

Dividends reinvested:

Class A shares                                 14,971,614          32,599,092

Class B shares                                 14,082,760          30,605,094

Cost of shares redeemed:

Class A shares                            (2,892,609,802)      (6,091,527,643)

Class B shares                              (933,396,343)      (3,541,738,346)

INCREASE (DECREASE) IN NET ASSETS FROM

   CAPITAL STOCK TRANSACTIONS                289,451,000         (142,785,763)

TOTAL INCREASE (DECREASE) IN NET ASSETS      289,505,650         (142,827,632)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         1,126,868,666        1,269,696,298

END OF PERIOD                               1,416,374,316        1,126,868,666

SEE NOTES TO FINANCIAL STATEMENTS.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                      Six Months Ended                                   Ten Months Ended
                                          May 31, 2001         Year Ended November 30,       November 30,   Year Ended January 31,
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                             (Unaudited)        2000     1999      1998            1997(a)          1997       1996
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                            1.00        1.00     1.00       1.00              1.00          1.00       1.00

Investment Operations:

Investment income--net                            .025        .054     .043       .048              .040          .047       .052

Distributions:

Dividends from
   investment income--net                       (.025)      (.054)   (.043)     (.048)            (.040)        (.047)     (.052)

Net asset value, end of period                    1.00        1.00     1.00       1.00              1.00          1.00       1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                               5.03(b)        5.54     4.42       4.88           4.84(b)          4.75       5.35
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                           .76(b)         .76      .76        .77            .82(b)           .82        .84

Ratio of net investment income
   to average net assets                       4.98(b)        5.40     4.35       4.77           4.78(b)          4.65       5.22
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)          697,174     574,630  610,511    539,878           510,289       519,861    530,054

(A) THE FUND CHANGED ITS FISCAL YEAR END FROM JANUARY 31 TO NOVEMBER 30.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                        The Fund  11




FINANCIAL HIGHLIGHTS (CONTINUED)

                                      Six Months Ended                                  Ten Months Ended
                                          May 31, 2001         Year Ended November 30,       November 30,   Year Ended January 31,
                                                           -------------------------------------------------------------------------
CLASS B SHARES                             (Unaudited)       2000      1999      1998            1997(a)          1997     1996(b)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                            1.00       1.00      1.00       1.00              1.00          1.00       1.00

Investment Operations:

Investment income--net                            .024       .052      .041       .046              .038          .045       .042

Distributions:

Dividends from
   investment income--net                       (.024)     (.052)    (.041)     (.046)            (.038)        (.045)     (.042)

Net asset value, end of period                    1.00       1.00      1.00       1.00              1.00          1.00       1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                               4.79(c)       5.29      4.17       4.66           4.69(c)          4.58    5.04(c)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses
   to average net assets                       1.00(c)       1.00      1.00        .97           1.00(c)          1.00    1.00(c)

Ratio of net investment income
   to average net assets                       4.69(c)       5.15      4.09       4.55           4.60(c)          4.48    5.01(c)

Decrease reflected in
   above expense ratios
   due to undertakings by
   The Dreyfus Corporation                      .03(c)        .03       .03        .05            .05(c)           .08     .10(c)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                 719,200    552,238   659,185    645,984           364,845        90,175         58

(A) THE FUND CHANGED ITS FISCAL YEAR END FROM JANUARY 31 TO NOVEMBER 30.

(B) FROM MARCH 31, 1995 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1996.

(C) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

12


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

General Government Securities Money Market Fund (the "fund") is a separate diversified series of General Government Securities Money Market Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company, currently offering two series, including the fund. The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge. The fund is authorized to issue 16 billion shares of $.001 par value Common Stock. The fund currently offers two classes of shares: Class A (15 billion shares authorized) and Class B (1 billion shares authorized). Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and, in addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on pro rata basis.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation

                                                                     The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost, which has been determined by the fund's Board of Directors to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $11,047 during the period ended May 31, 2001 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller's agreement to repurchase and the fund' s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

14

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

The fund has an unused capital loss carryover of approximately $231,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2000. If not applied, $19,000 of the carryover expires in fiscal 2003, $63,000 expires in fiscal 2004, $90,000 expires in fiscal 2005, $17,000 expires in fiscal 2007 and $42,000 expires in fiscal 2008.

At May 31, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1/2% of the value of the fund's average net assets, the fund may deduct from pay-
                                                                     The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

ments to be made to the Manager, or the Manager will bear such excess expense. During the period ended May 31, 2001, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Service Plan with respect to Class A shares (the "Plan"), adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and implementing and of operating the Plan. In addition, Class A shares pay the Distributor for distributing their shares, servicing shareholder accounts ("Servicing") and advertising and marketing relating to Class A shares at an aggregate annual rate of up to .20 of 1% of the value of the average daily net assets of Class A. The Distributor may pay one or more Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the fund's Board of Directors. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Manager will be permitted to act as a Service Agent in respect of such fund shareholders and receive payments under the Plan for Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended May 31, 2001, Class A shares were charged $605,925 pursuant to the Plan.

Under the Distribution Plan with respect to Class B shares ("Class B Distribution Plan"), adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an aggregate annual rate of up to .20 of 1% of the value of the average daily net assets of Class B. During the period ended May 31, 2001, Class B shares were charged $631,937 pursuant to the Class B Distribution Plan.

16

(c) Under the fund's Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2001, Class A shares were charged $84,092 pursuant to the Class A Shareholder Services Plan.

Under the fund's Shareholder Services Plan with respect to Class B ("Class B Shareholder Services Plan"), Class B shares pay the Distributor for the provision of certain services to the holders of Class B shares a fee at an annual rate of .25 of 1% of the value of the average daily net assets of Class
B. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2000 through May 31, 2001, that if the aggregate expenses of Class B shares of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceeded 1% of the value of the average daily net assets of Class B, the Manager will reimburse the expenses of the fund under the Class B Shareholder Services Plan to the extent of any excess expense and up to the full fee payable under the Class B Shareholder Services Plan. During the period ended May 31, 2001, Class B shares were charged, $789,921 pursuant to the Class B Shareholder Services Plan, of which $99,157 was reimbursed by the Manager.

                                                                     The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement, for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2001, the fund was charged $25,568, pursuant to the transfer agency agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member receives an annual fee of $50,000 and an attendance fee of $6,500 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Company's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

18

NOTES

                       For More Information

                        General Government Securities Money Market Fund 200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9671
                        Providence, RI 02940

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166



To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2001 Dreyfus Service Corporation                                  975SA0501



================================================================================


General
Treasury Prime
Money Market Fund

SEMIANNUAL REPORT
May 31, 2001

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                             7   Statement of Assets and Liabilities

                             8   Statement of Operations

                             9   Statement of Changes in Net Assets

                            10   Financial Highlights

                            13   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                         General Treasury Prime
                                                              Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We present this semiannual report for General Treasury Prime Money Market Fund, covering the six-month period from December 1, 2000 through May 31, 2001. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Bernard W. Kiernan, Jr.

While the past six months have been difficult for the U.S. economy, we have recently seen signs that improvement may be in sight. The Federal Reserve Board' s aggressive easing of monetary policy produced a 2.5 percentage-point drop in short-term interest rates, a move designed to stimulate economic growth by reducing borrowing costs for corporations and consumers. Passage of a $1.3 trillion federal tax cut should further stimulate economic growth, as should reduced inventories of products on manufacturers' shelves. Based on these and other factors, we believe that the current economic slowdown should give way to renewed economic growth later this year.

The implications of this economic scenario may be positive for the money markets, which may produce higher yields if the economy gains momentum. Even in the recent low interest-rate environment, money markets served investors well by effectively sheltering assets from the volatility that roiled the stock and high yield bond markets when economic conditions deteriorated earlier this year.

Of course, our economic perspectives may change as new information becomes available. We encourage you to contact your financial advisor for information about ways to refine your investment strategies in the current environment. For additional market perspectives, point your web browser to www.dreyfus.com and go to the Market Commentary section.

Thank you for your continued confidence and support.

Sincerely,

/s/Stephen E. Canter
Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2001

2

DISCUSSION OF FUND PERFORMANCE

Bernard W. Kiernan, Jr., Portfolio Manager

How did General Treasury Prime Money Market Fund perform during the period?

For the six-month period ended May 31, 2001, the fund produced an annualized yield of 4.37% for Class A shares, 4.17% for Class B shares and 4.12% for Class X shares. Taking into account the effects of compounding, the fund produced an annualized effective yield of 4.45% for Class A shares, 4.25% for Class B shares and 4.20% for Class X shares.(1)

What is the fund's investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests only in securities issued or guaranteed as to principal and interest by the U.S. Government.

What other factors influenced the fund's performance?

The U.S. economy was already showing signs of slowing when the reporting period began in December 2000, primarily in response to steps taken by the Federal Reserve Board (the "Fed"), which attempted to relieve potential inflationary pressures by increasing short-term interest rates several times in 1999 and 2000.

The short-term markets responded to the signs of a slowing economy with lower yields and the Fed held monetary policy steady, choosing not to raise rates further during 2000. At its December 2000 meeting, the Fed began to suggest that the greater threat facing the economy was recession, not inflation. As a result, many investors came to believe that the Fed's next move would be an interest-rate cut.

Those expectations were quickly realized when the Fed reduced interest rates by 50 basis points on January 3, 2001, between meetings of the Federal Open Market Committee ("FOMC"). The Fed apparently was reacting to weak retail sales, diminishing consumer confidence and
                                                                      The Fund 3


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

softening manufacturing activity, which were threatening to push the economy into recession. During the last week of January, the Fed cut interest rates by another 50 basis points; however, the market did not respond favorably to this news, because short-term market yields had already discounted a significant rate reduction.

In February, better than expected employment data also did little to reassure investors, who widely expected the Fed to reduce interest rates again at the FOMC meeting in March. Indeed, the Fed cut rates by another 50 basis points at the March meeting, in April between regularly scheduled FOMC meetings and again in mid-May. So far in 2001, the Fed has reduced interest rates a total of 250 basis points, and short-term taxable market yields have declined commensurately.

Throughout the reporting period, we consistently maintained a long weighted average maturity for the fund. This position was designed to maintain then current yields for a longer time while interest rates declined.

What is the fund's current strategy?

Despite signs that the economic slowdown may be leveling off, we believe that the Fed is likely to continue to lower interest rates at its June meeting in an attempt to keep the economy out of recession.

Other statistical evidence has been mixed. As the employment situation continues to worsen consumer spending remains an area of strength. Also, at an annual growth rate of 1.2%, first-quarter 2001 productivity posted its biggest decrease since the early 1990s. While the drop was larger than expected, the overall growth trend in productivity has been high, so the market was not overly concerned. Also on the positive side, housing sales have been stronger than many analysts expected due in large part to lower mortgage rates. In addition, consumer confidence appears to have picked up recently.

4

In our view, the evidence to date suggests that the Fed will likely continue to be aggressive in its efforts to return the economy to more solid footing. By maintaining a long weighted average maturity, we believe the fund is well positioned for such a scenario. Of course, we continue to look for events that may affect the short-term taxable markets and will respond if and as we deem appropriate.

June 15, 2001

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. YIELDS PROVIDED FOR THE FUND'S CLASS A, CLASS B AND CLASS X SHARES REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S CLASS A, CLASS B AND CLASS X YIELDS WOULD HAVE BEEN LOWER. WITHOUT THE FUND'S EXPENSE ABSORPTION, THE FUND'S CLASS A SHARES WOULD HAVE PRODUCED AN ANNUALIZED NET YIELD OF 4.26% AND AN ANNUALIZED EFFECTIVE NET YIELD OF 4.35%; THE FUND'S CLASS B SHARES WOULD HAVE PRODUCED AN ANNUALIZED NET YIELD OF 4.00% AND AN ANNUALIZED EFFECTIVE NET YIELD OF 4.08%; AND THE FUND'S CLASS X SHARES WOULD HAVE PRODUCED AN ANNUALIZED NET YIELD OF 1.64% AND AN ANNUALIZED EFFECTIVE NET YIELD OF 1.65%.

                                                                     The Fund  5

STATEMENT OF INVESTMENTS

May 31, 2001 (Unaudited)

STATEMENT OF INVESTMENTS

                                                                      Annualized
                                                                        Yield on
                                                                         Date of                     Principal
U.S. TREASURY BILLS--41.4%                                              Purchase (%)                   Amount ($)       Value ($)
------------------------------------------------------------------------------------------------------------------------------------

   6/7/2001                                                                    3.78                 1,319,000           1,318,169

   6/14/2001                                                                   3.96                 5,000,000           4,992,868

   7/5/2001                                                                    4.05                   634,000             631,599

   7/19/2001                                                                   3.72                 2,230,000           2,219,036

   7/26/2001                                                                   3.77                 4,037,000           4,013,933

   8/2/2001                                                                    3.76                   152,000             151,026

   8/9/2001                                                                    3.67                 1,241,000           1,232,341

TOTAL U.S. TREASURY BILLS

   (cost $14,558,972)                                                                                                  14,558,972
------------------------------------------------------------------------------------------------------------------------------------

U.S TREASURY NOTES--59.1%
------------------------------------------------------------------------------------------------------------------------------------

   6.625%, 6/30/2001                                                           3.83                 5,615,000           5,627,020

   5.50%, 7/31/2001                                                            3.83                10,000,000          10,026,214

   6.50%, 2/28/2002                                                            3.59                 5,000,000           5,099,634

TOTAL U.S. TREASURY NOTES

   (cost $20,752,868)                                                                                                  20,752,868
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS

   (cost $35,311,840)                                                                                 100.5%          35,311,840

LIABILITIES, LESS CASH AND RECEIVABLES                                                                 (.5%)            (161,821)

NET ASSETS                                                                                            100.0%          35,150,019

SEE NOTES TO FINANCIAL STATEMENTS.

6


STATEMENT OF ASSETS AND LIABILITIES

May 31, 2001 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of Investments  35,311,840  35,311,840

Interest receivable                                                     420,975

Prepaid expenses                                                            480

                                                                     35,733,295
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            24,082

Cash overdraft due to Custodian                                         454,658

Accrued expenses and other liabilities                                  104,536

                                                                        583,276
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       35,150,019
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                      35,156,003

Accumulated net realized gain (loss) on investments                     (5,984)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       35,150,019

NET ASSET VALUE PER SHARE

                                                                              Class A       Class B     Class X
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                                             23,646,569    11,502,450       1,000

Shares Outstanding                                                         23,651,750    11,503,253       1,000
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                    1.00          1.00        1.00

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                     The Fund  7


STATEMENT OF OPERATIONS

May 31, 2001 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                        981,282

EXPENSES:

Management fee--Note 2(a)                                               94,754

Distribution fees--Note 2(b)                                            37,902

Auditing fees                                                           16,927

Shareholder servicing costs--Note 2(c)                                  12,358

Registration fees                                                        8,621

Prospectus and shareholders' reports                                     4,650

Custodian fees                                                           4,352

Directors' fees and expenses--Note 2(d)                                    611

Legal fees                                                                  90

Miscellaneous                                                              718

TOTAL EXPENSES                                                         180,983

Less--expense reimbursement from The Dreyfus
  Corporation due to undertaking--Note 2(a)                           (22,582)

NET EXPENSES                                                           158,401

INVESTMENT INCOME--NET                                                 822,881
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($):                (5,388)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   817,493

SEE NOTES TO FINANCIAL STATEMENTS.

8

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                             May 31, 2001           Year Ended
                                              (Unaudited)    November 30, 2000
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                            822,881             417,512

Net realized gain (loss) on investments            (5,388)               (596)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      817,493             416,916
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                  (680,256)            (339,880)

Class B shares                                  (142,604)             (77,167)

Class X shares                                      (21)                (465)

TOTAL DIVIDENDS                                (822,881)            (417,512)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

Class A shares                                147,395,173         83,129,229

Class B shares                                 16,032,715         12,926,584

Class X shares                                       --               20,999

Dividends reinvested:

Class A shares                                    664,426            338,852

Class B shares                                    140,391             76,979

Class X shares                                         --                369

Cost of shares redeemed:

Class A shares                              (144,587,639)         (63,288,291)

Class B shares                               (10,055,184)          (7,618,232)

Class X shares                                       --              (20,368)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS             9,589,882           25,566,121

TOTAL INCREASE (DECREASE) IN NET ASSETS        9,584,494           25,565,525
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                            25,565,525                  --

END OF PERIOD                                  35,150,019          25,565,525

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                     The Fund  9


FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                         Six Months Ended
                                             May 31, 2001           Year Ended
CLASS A SHARES                                (Unaudited)  November 30, 2000(a)
-------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                 1.00               1.00

Investment Operations:

Investment income--net                                .022               .051

Distributions:

Dividends from investment income--net                (.022)             (.051)

Net asset value, end of period                       1.00               1.00
--------------------------------------------------------------------------------

TOTAL RETURN (%)                                     4.41(b)            5.21
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets               .80(b)             .80

Ratio of net investment income

   to average net assets                             4.42(b)             5.49

Decrease reflected in above expense ratios

   due to undertaking by The Dreyfus Corporation      .11(b)              .43
--------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                23,647            20,179

(A) FROM DECEMBER 1, 1999 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 2000.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

10


                                         Six Months Ended
                                             May 31, 2001           Year Ended
CLASS B SHARES                                (Unaudited)  November 30, 2000(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                 1.00               1.00

Investment Operations:

Investment income--net                                .021               .049

Distributions:

Dividends from investment income--net                (.021)             (.049)

Net asset value, end of period                       1.00               1.00
--------------------------------------------------------------------------------

TOTAL RETURN (%)                                     4.21(b)            5.00
-------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets              1.00(b)            1.00

Ratio of net investment income

   to average net assets                             4.02(b)            5.14

Decrease reflected in above expense ratios

   due to undertaking by The Dreyfus Corporation      .17(b)            4.97
--------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                 11,502            5,385

(A) FROM DECEMBER 1, 1999 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 2000.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                    The Fund  11

FINANCIAL HIGHLIGHTS (CONTINUED)

                                         Six Months Ended
                                             May 31, 2001            Year Ended
CLASS X SHARES                                (Unaudited)  November 30, 2000(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                 1.00                1.00

Investment Operations:

Investment income--net                                .021                .048

Distributions:

Dividends from investment income--net                (.021)              (.048)

Net asset value, end of period                       1.00                1.00
--------------------------------------------------------------------------------

TOTAL RETURN (%)                                     4.15(b)             4.94
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets              1.05(b)             1.05

Ratio of net investment income

   to average net assets                             4.22(b)             4.55

Decrease reflected in above expense ratios

   due to undertaking by The Dreyfus Corporation     2.48(b)            20.13
--------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                   1                   1

(A) FROM DECEMBER 1, 1999 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 2000.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

General Treasury Prime Money Market Fund, Inc. (the "fund") is a separate diversified series of General Government Securities Money Market Funds, Inc. (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company, currently offering two series, including the fund. The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold without a sales charge. The fund is authorized to issue 3 billion shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Class A (1 billion shares authorized), Class B (1 billion shares authorized) and Class X (1 billion shares authorized). Class A, Class B and Class X shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B and Class X shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A, Class B and Class X shares are subject to Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on pro rata basis.

                                                                     The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the fund's Board of Directors to represent the fair value of the fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $323 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

14

The fund has an unused capital loss carryover of $596 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2000. If not applied, the carryover expires in fiscal 2008.

At May 31, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions with Affiliates:

(A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1/2% of the value of the fund's average net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. The Manager had undertaken through May 31, 2001 to reduce the management fee paid by the fund, to the extent that the fund's aggregate annual expenses (exclusive of certain expenses as described above) exceeded an annual rate of .80 of 1% for Class A, 1% for Class B and 1.05% for Class X shares of the value of the fund' s average daily net assets. The expense reimbursement pursuant to the undertaking, amounted to $16,565 for Class A, $6,005 for Class B and $12 for Class X shares during the period ended May 31, 2001.

(B) Under the Service Plan with respect to Class A shares (the "Plan"), adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and implementing and operating the Plan. In addition, Class A shares pays the Distributor for distributing their shares and servicing shareholder accounts ("Servicing") and advertising and marketing relating to Class A shares at an aggregate annual rate of up to .20 of 1% of the value of the average daily net assets of Class A.
                                                                     The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

The Distributor may pay one or more Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the fund's Board of Directors. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold
Class A shares, the Manager will be permitted to act as a Service Agent in respect of such fund shareholders and receive payments under the Plan for Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended May 31, 2001, Class A shares were charged $30,805 pursuant to the Plan.

Under the Distribution Plan with respect to Class B ("Class B Distribution Plan") adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an annual rate of .20% of 1% of the value of their average daily net assets. During the period ended May 31, 2001, Class B shares were charged $7,096 pursuant to the Class B Distribution Plan.

Under the Distribution Plan with respect to Class X ("Class X Distribution Plan") adopted pursuant to Rule 12b-1 under the Act, Class X shares pay the Distributor for distributing Class X shares at an annual rate of .25 of 1% of the value of their average daily net assets. During the period ended May 31, 2001, Class X shares were charged $1 pursuant to the Class X Distribution Plan, all of which was reimbursed by the Manager.

16

(C) Under the fund's Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2001, Class A shares was charged $19 pursuant to the Class A Shareholder Services Plan.

Under the fund's Shareholder Services Plan with respect to Class B and Class X ("shareholder Services Plan"), Class B and Class X shares pay the Distributor for the provision of certain services to the holders of Class B and Class X shares a fee at an annual rate of .25 of 1% of the value of the average daily net assets of Class B and Class X shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B and Class X shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2001, Class B and Class X shares were charged $8,869 and $1, respectively, pursuant to Shareholder Services Plan, of which all of Class X shares were reimbursed by the Manager.

                                                                     The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2001, the fund was charged $892 pursuant to the transfer agency agreement.

(D) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $50,000 and an attendance fee of $6,500 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Company's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

18

NOTES

                      For More Information

                        General Treasury Prime Money Market Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9671
                        Providence, RI 02940

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166



To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information
can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2001 Dreyfus Service Corporation                                  387SA0501